Schroders Global Multi-Asset Portfolio Expense Example - Schroders Global Multi-Asset Portfolio - Class B	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	535
Expense Example, with Redemption, 10 Years	$ 1,189